Loans Receivable - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Relationships Relationship	Dec. 31, 2013 Relationship Relationships	Dec. 31, 2012
Receivables [Abstract]
Interest income not recognized due to non accrual loans	$ 1,500,000	$ 4,200,000	$ 7,700,000
Interest on loans included in net income	1,200,000	1,200,000	5,000,000
Outstanding amount of relationships which agreements included interest reserves	44,700,000	54,500,000
No of residential construction, commercial construction and land development relationships	9	17
Amount available to fund interest payments	1,900,000	4,300,000
Number of relationships with interest reserves on non-accrual status	0	0
Interest Reserve in the aggregate on non accrual status of commercial construction relationships	0	0
Additional lending of funds	348,600,000	568,800,000
Loans pledged as collateral on secured borrowings	$ 280,000,000